Goodwill and intangible assets - Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 24,357	$ 23,453		$ 23,374	[1]
Amortisation, intangible assets other than goodwill	814	696	$ 777
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	12,986	13,588
Present value of in-force long-term insurance business
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	7,149	6,610	$ 6,502	$ 6,532
Intangible assets amortisation	1,117	919
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	4,222	3,255
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,632	2,641
Intangible assets amortisation	1,781	1,157
Amortisation, intangible assets other than goodwill	$ 687	$ 570

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.